GUARANTEES GRANTED TO SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
GUARANTEES GRANTED TO SUBSIDIARIES	GUARANTEES GRANTED TO SUBSIDIARIES The Company guarantees the bank overdrafts borrowed by Ferrosur Roca S.A. in the normal conduct of its business, and the letters of credit to be entered into by the company to finance imports up to a maximum amount of Ps. 29,005 million. As of December 31, 2025, Ferrosur Roca S.A. carries current account overdraft balances for 14,392,213.